PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 147,588	$ 137,266
Accumulated depreciation	118,132	107,883
Depreciated cost	29,456	29,383
Depreciation expenses	10,620	11,845	$ 10,668
Changes of property and equipment	586	1,058	$ 1,562
Computers, manufacturing, peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	143,522	133,465
Accumulated depreciation	115,260	105,300
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,372	2,341
Accumulated depreciation	1,724	1,578
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,694	1,460
Accumulated depreciation	$ 1,148	$ 1,005